Document and Entity Information	Feb. 28, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	INDEPENDENCE HOLDINGS CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40178
Entity Tax Identification Number	98-1572684
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	704-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001837393
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ACQR
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant
Trading Symbol	ACQRU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	ACQRW
Security Exchange Name	NASDAQ